Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Schedule of domestic and foreign components of pre-tax loss

The domestic and foreign components of pre-tax loss for the years ended December 31, 2014, 2013 and 2012 are as follows:

	Year Ended December 31,
	2014	2013	2012
Domestic	$(33,750)	$(11,928)	$(14,562)
Foreign	113	65	86
Loss before income taxes	$(33,637)	$(11,863)	$(14,476)

Schedule of income tax expense (benefit) differed from the amounts computed by applying the statutory federal income tax rate to pretax income (loss)

Income tax expense (benefit) for the years ended December 31, 2014, 2013 and 2012 differed from the amounts computed by applying the statutory federal income tax rate of 34% to pretax income (loss) as a result of the following:

	Year Ended December 31,
	2014	2013	2012
Federal tax at statutory rate	$(11,437)	$(4,078)	$(4,947)
State tax, net of federal tax effect	(509)	(698)	(835)
R&D Credit	(85)	(280)	-
Change in valuation allowance	6,371	4,806	5,734
Non- deductible expenses	72	431	45
Unrealized Gain/Loss on warrant	5,605
Foreign	16	17
Other	(33)	(198)	3
Total tax expense	$-	$-	$-

	Year Ended December 31,
	2014	2013	2012
Federal tax at statutory rate	34.0%	34.0%	34.0%
State tax, net of federal tax effect	1.5	5.8	5.7
R&D Credit	.3	2.3	-
Change in valuation allowance	(18.9)	(40.1)	(39.4)
Non- deductible expenses	(.2)	(3.6)	(.3)
Unrealized Gain/Loss on warrant	(16.7)
Foreign	(.1)	(.1)
Other	.1	1.6
Total tax expense	-%	-%	-%

Schedule of tax effects of temporary differences and related deferred tax assets and liabilities

The tax effects of temporary differences and related deferred tax assets and liabilities as of December 31, 2014 and 2013 are as follows:

	December 31,
	2014	2013
Deferred tax assets:
Depreciation and other	$1,409	$1,034
Net operating loss carryforwards	19,525	13,632
Unused R& D tax credits	381	280
Less: Valuation allowance	(21,315)	(14,946)
Net deferred tax asset	$—	$—

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

Ending balance at December 31, 2012	$72
Increase (decrease) of unrecognized tax benefits taken in prior years	—
Increase (decrease) of unrecognized tax benefits related to current year	21
Increase (decrease) of unrecognized tax benefits related to settlements	—
Reductions to unrecognized tax benefits related lapsing statute of limitations	—

Ending balance at December 31, 2013	93
Increase (decrease) of unrecognized tax benefits taken in prior years	4
Increase (decrease) of unrecognized tax benefits related to current year	46
Increase (decrease) of unrecognized tax benefits related to settlements	—
Reductions to unrecognized tax benefits related lapsing statute of limitations	—

Ending balance at December 31, 2014	$143